Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 225,844
2024	293,367
2025	375,070
2026	171,492
2027 and thereafter	233,593
Total borrowings	$ 1,299,366	$ 1,374,445